FAIR VALUE - Goodwill, Indefinite-Lived Intangible and Other Long-Lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Impairment charge	$ 22.7	$ 11.7	$ 4.7
Technology assets and trademarks | Reporting segments
Indefinite-lived Intangible Assets [Line Items]
Impairment charge	$ 22.7
Trademarks | Reporting segments
Indefinite-lived Intangible Assets [Line Items]
Impairment charge		$ 11.7	$ 4.7